Financial risk management - Value at risk (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk management
Total VaR	€ 72	€ 38
Profit	67	40
OCI	18	33
CTA	0	0
Weighted average
Risk management
Total VaR	32	31
Profit	25	36
OCI	23	48
CTA	0	0
Bottom of range
Risk management
Total VaR	19	12
Profit	12	17
OCI	9	31
CTA	0	0
Top of range
Risk management
Total VaR	72	67
Profit	67	59
OCI	40	70
CTA	€ 0	€ 0